November 2, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Touchstone Tax-Free Trust (the “Trust”)

File Nos: 002-72101 and 811-03174

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated October 30, 2015, do not differ from those contained in Post-Effective Amendment No. 78 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on October 26, 2015 (SEC Accession No. 0001104659-15-072729), and became effective on October 30, 2015.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,

/s/ Meredyth A. Whitford
Meredyth A. Whitford
Counsel